PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT [Text Block]

17. PROPERTY, PLANT AND EQUIPMENT

The majority of the Company's property, plant and equipment is used in the Company's operating mine segments. Property, plant and equipment is depreciated using either the straight-line or units-of-production method over the shorter of the estimated useful life of the asset or the expected life of mine. Where an item of property, plant and equipment comprises of major components with different useful lives, the components are accounted for as separate items of property, plant and equipment. Assets under construction are recorded at cost and re-allocated to land and buildings, machinery and equipment or other when they become available for use.

Property, plant and equipment are comprised of the following:

		Machinery
	Land and	and	Assets under
	Buildings(1)	Equipment	Construction(2)	Other	Total
Cost
At December 31, 2023	$245,260	$641,029	$48,738	$38,445	$973,472
Additions	381	2,370	24,281	149	27,180
Transfers and disposals	12,173	5,042	(29,697)	1,529	(10,953)
At December 31, 2024.	$257,814	$648,441	$43,322	$40,123	$989,699
Additions	1,427	11,658	53,605	485	67,175
Acquisition of Gatos (Note 4)	103,465	71,951	9,493	354	185,263
Transfers and disposals	4,200	8,679	(21,343)	201	(8,263)
At December 31, 2025	$366,906	$740,729	$85,078	$41,163	$1,233,874

Accumulated depreciation, amortization and impairment reversal
At December 31, 2023	($157,626)	($382,139)	$-	($27,413)	($567,178)
Depreciation and amortization	(16,720)	(28,282)	-	(3,251)	(48,253)
Transfers and disposals	1,431	2,597	-	334	4,362
At December 31, 2024	($172,915)	($407,824)	$-	($30,330)	($611,069)
Depreciation and amortization	(26,378)	(39,862)	-	(2,931)	(69,171)
Impairment reversal (Note 15)	-	3,448	-	-	3,448
Transfers and disposals	23	3,301	-	52	3,376
At December 31, 2025	($199,270)	($440,937)	$-	($33,209)	($673,416)

Carrying values
At December 31, 2024	$84,899	$240,617	$43,322	$9,793	$378,630
At December 31, 2025	$167,636	$299,792	$85,078	$7,954	$560,458

(1) Included in land and buildings is $50.6 million (2024 - $10.4 million) worth of land which is not subject to depreciation.

(2) Assets under construction includes certain innovation projects, such as high-intensity grinding ("HIG") mills and related modernization, plant improvements, other mine infrastructures and equipment overhauls.

Property, plant and equipment, including land and buildings, machinery and equipment, assets under construction and other assets above are allocated by mine as follow:

						Non-
				La	Jerritt	producing
	Santa Elena	Los Gatos	San Dimas	Encantada	Canyon	Properties(1)	Other(2)(3)	Total
Cost
At December 31, 2023	$180,128	$-	$183,371	$168,736	$216,668	$163,498	$61,071	$973,472
Additions(2)	9,251	-	8,486	3,995	2,689	69	2,690	27,180
Transfers and disposals	(2,507)	-	255	(457)	(1,622)	(1,211)	(5,411)	(10,953)
At December 31, 2024	$186,872	$-	$192,112	$172,274	$217,735	$162,356	$58,350	$989,699
Additions(2)	14,060	25,526	16,532	5,707	2,621	517	2,212	67,175
Acquisition of Gatos (Note 4)	-	185,263	-	-	-	-	-	185,263
Transfers and disposals	(4,084)	876	(1,058)	426	(197)	(840)	(3,386)	(8,263)
At December 31, 2025	$196,848	$211,665	$207,586	$178,407	$220,159	$162,033	$57,176	$1,233,874

Accumulated depreciation, amortization and impairment
At December 31, 2023	($81,615)	$-	($86,259)	($138,721)	($82,697)	($145,887)	($31,999)	($567,178)
Depreciation and amortization	(16,314)	-	(16,268)	(7,190)	(6,257)	(92)	(2,130)	(48,253)
Transfers and disposals	1,387	-	518	1,171	275	659	353	4,362
At December 31, 2024	($96,542)	$-	($102,009)	($144,740)	($88,679)	($145,320)	($33,776)	($611,069)
Depreciation and amortization	(13,494)	(27,626)	(16,853)	(6,596)	(2,638)	(16)	(1,948)	(69,171)
Impairment reversal (Note 15)	-	-	-	-	-	3,448	-	3,448
Transfers and disposals	2,846	(982)	823	(133)	36	569	214	3,376
At December 31, 2025	($107,190)	($28,608)	($118,039)	($151,469)	($91,281)	($141,319)	($35,510)	($673,416)

Carrying values
At December 31, 2024	$90,329	$-	$90,103	$27,534	$129,057	$17,036	$24,574	$378,630
At December 31, 2025	$89,658	$183,057	$89,547	$26,938	$128,878	$20,714	$21,666	$560,458

(1) Non-producing properties include the San Martin and Del Toro mines. During the year, the Company announced that it has entered into a definitive agreement to sell its 100%-owned, past-producing Del Toro Silver Mine (Note 15).

(2) Additions classified in "Other" primarily consist of innovation projects and construction-in-progress.

(3) Included in "Other" is property, plant and equipment of $4.8 million (2024 - $4.6 million) for First Mint which includes the Company's bullion store and its minting facility located in Nevada.